Costs and expenses by nature - Cost of goods sold and services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs and expenses by nature
Personnel	$ 2,009	$ 2,278	$ 2,295
Materials and services	3,873	3,957	3,814
Fuel oil and gas	1,392	1,538	1,313
Maintenance	2,797	2,807	3,096
Energy	858	906	963
Acquisition of products	608	513	543
Depreciation and depletion	3,399	3,207	3,484
Freight	4,023	4,306	3,346
Others	2,228	2,597	2,185
Total	21,187	22,109	21,039
Cost of goods sold	20,498	21,526	20,426
Cost of services rendered	689	583	613
Total	$ 21,187	$ 22,109	$ 21,039